OTHER OPERATING INCOME (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Market readiness assistance grant [member]
IfrsStatementLineItems [Line Items]
Income from government grants	$ 15,447